Average Annual Total Returns{- Financial Services Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Financial Services Portfolio	Financial Services Portfolio-Default Return Before Taxes Past 1 year	Financial Services Portfolio-Default Return Before Taxes Past 5 years	Financial Services Portfolio-Default Return Before Taxes Past 10 years	Financial Services Portfolio-Default After Taxes on Distributions Past 1 year	Financial Services Portfolio-Default After Taxes on Distributions Past 5 years	Financial Services Portfolio-Default After Taxes on Distributions Past 10 years	Financial Services Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Financial Services Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Financial Services Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZ92 Past 1 year	IXZ92 Past 5 years	IXZ92 Past 10 years
Total	33.24%	12.94%	14.76%	31.95%	11.19%	13.69%	20.55%	9.87%	12.17%	28.71%	18.47%	16.55%	36.04%	12.53%	15.71%